      As filed with the Securities and Exchange Commission August 30, 2002.
                                                              File No. 333-95789
                                                                       811-07622

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                         [ ]
                                    -------
         Post-Effective Amendment No.  5                                     [X]
                                     ------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.    116                                                [X]
                       ----------

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                              SEPARATE ACCOUNT TEN
                           (Exact Name of Registrant)

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                               (Name of Depositor)

                                  P.O. BOX 2999
                             HARTFORD, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-6733
               (Depositor's Telephone Number, Including Area Code)

                               MARIANNE O'DOHERTY
                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                  P.O. BOX 2999
                             HARTFORD, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:

      _X_  immediately upon filing pursuant to paragraph (b) of Rule 485
      ___  on ____________, pursuant to paragraph (b) of Rule 485
      ___  60 days after filing pursuant to paragraph (a)(1) of Rule 485
      ___  on __________, pursuant to paragraph (a)(1) of Rule 485
      ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to Rule 24F-2(a)(1) under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities.

The Prospectus and Statement of Additional Information (including all financial statements therein) are incorporated in Parts A and B of this Post-Effective Amendment No. 5, by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (File No. 333-95789) filed on April 9, 2002 and declared effective on May 1, 2002.

A Supplement to the Prospectus, dated August 30, 2002 is included in Part A of this Post-Effective Amendment.

         PUTNAM HARTFORD CAPITAL MANAGER VISION (SERIES I OR SERIES IR)
                              SEPARATE ACCOUNT TEN
                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                        SUPPLEMENT DATED AUGUST 30, 2002
                       TO THE PROSPECTUS DATED MAY 1, 2002

On September 12, 2002, shareholders will vote on the proposed merger of Putnam VT Asia Pacific Growth Fund into Putnam VT International Growth Fund. If the proposed merger is approved, all assets of Putnam VT Asia Pacific Growth Fund will be transferred into Putnam VT International Growth Fund, and shareholders of Putnam VT Asia Pacific Growth Fund will receive shares of Putnam VT International Growth Fund. As a result, if any of your Contract Value is allocated to the Putnam VT Asia Pacific Growth Sub-Account within your Contract, that Contract Value may be allocated to the Putnam VT International Growth Sub-Account.

On September 12, 2002, shareholders will vote on the proposed merger of Putnam VT Technology Fund into Putnam VT Voyager Fund II. If the proposed merger is approved, all assets of Putnam VT Technology Fund will be transferred into Putnam VT Voyager Fund II, and shareholders of Putnam VT Technology Fund will receive shares of Putnam VT Voyager Fund II. As a result, if any of your Contract Value is allocated to the Putnam VT Technology Sub-Account within your Contract, that Contract Value may be allocated to the Putnam VT Voyager II Sub-Account.

In the event that the proposed mergers are approved, all references and information contained in the prospectus for your Contract related to Putnam VT Asia Pacific Growth Fund and Putnam VT Technology Fund are deleted.

On September 12, 2002, the Board of Trustees for the Putnam Global Growth Fund will vote on a proposed name change to the Putnam Global Equity Fund. In the event that the proposed name change is approved, all references and information contained in the prospectus for your Contract related to Putnam Global Growth Fund are deleted and replaced with Putnam Global Equity Fund.









  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.


HV-3857
333-95789

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

      (a) All financial statements are included in Part A and Part B of the Registration Statement.

      (b) (1)(a) Resolution of the Board of Directors of Hartford Life and
                 Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

      (b) (1)(b) Resolution of the Board of Directors of Hartford Life and
                 Annuity Insurance Company ("Hartford") authorizing the re-designation of the Separate Account.(2)

          (2)    Not applicable.

          (3)    (a) Principal Underwriter Agreement.(3)

          (3)    (b) Form of Dealer Agreement.(3)

          (4)    Form of Individual Flexible Premium Variable Annuity
                 Contract.(4)

          (5)    Form of Application.(5)

          (6)    (a) Certificate of Incorporation of Hartford.(6)

          (6)    (b) Bylaws of Hartford.(6)

          (7)    Not applicable.

          (8)    Form of Participation Agreement.(7)

          (9) Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

          (10)   Not applicable.(8)

          (11)   No financial statements are omitted.

          (12)   Not applicable.

          (13)   Not applicable.

          (14)   Not applicable.

          (15)   Copy of Power of Attorney.

          (16)   Organizational Chart.(9)

--------

(1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-73572, dated May 1, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 8, to the Registration Statement File No. 333-69429, filed on April 9, 2001.

(3) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 33-73572, dated April 29, 1996.

(4) Incorporated by reference to the initial filing to the Registration Statement File No. 333-69429, filed on December 22, 1999.

(5) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement File No. 333-36136, dated April 10, 2001.

(6) Incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 333-69487, filed on April 9, 2001.

(7) Incorporated by reference to Post-Effective Amendment No. 8, to the Registration Statement File No. 33-73572, filed on April 15, 1998.

(8) We have not been able to obtain, after reasonable efforts the written consent of Arthur Andersen LLP in connection with the audited financial statements included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

(9) Incorporated by reference to Post-Effective Amendment No. 18, to the Registration Statement File No. 333-69485, filed on April 8, 2002.

Item 25.   Directors and Officers of the Depositor

----------------------------------------------------------------------------------------------------
NAME                                         POSITION WITH HARTFORD
----------------------------------------------------------------------------------------------------
David A. Carlson                             Vice President

Michael B. Cefole                            Vice President

Patrice Kelly-Ellis                          Vice President

Bruce W. Ferris                              Vice President

Timothy M. Fitch                             Vice President and Actuary

Mary Jane B. Fortin                          Vice President & Chief Accounting Officer

David T. Foy                                 Senior Vice President, Chief Financial Officer and
                                             Treasurer, Director*

Lois W. Grady                                Senior Vice President

Susan Hess                                   Vice President

Ryan Johnson                                 Vice President

Stephen T. Joyce                             Senior Vice President

Michael D. Keeler                            Vice President

Robert A. Kerzner                            Executive Vice President

David N. Levenson                            Senior Vice President

Joseph F. Mahoney                            Vice President

Thomas M. Marra                              President, Chief Executive Officer and Chairman of
                                             the Board, Director*

Gary J. Miller                               Vice President

Tom Nassiri                                  Vice President

Marianne O'Doherty                           Vice President and Assistant General Counsel

Craig R. Raymond                             Senior Vice President and Chief Actuary

Christine Hayer Repasy                       Senior Vice President, General Counsel and
                                             Corporate Secretary, Director*

Martin A. Swanson                            Vice President

Joe M. Thomson                               Senior Vice President

John C. Walters                              Executive Vice President, Director*

David M. Znamierowski                        Senior Vice President and Chief Investment Officer,
                                             Director*
----------------------------------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

*Denotes Board of Directors.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

         See Item 24(b)(16).

Item 27. Number of Contract Owners

         As of July 31, 2002, there were 225,182 Contract Owners.

Item 28. Indemnification

         Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(5)(b), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(5)(b). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

         Consistent with the statutes referenced above, under the Depositor's Certificate of Incorporation, the Depositor must indemnify directors for liability except liability that:

         (a) involved a knowing and culpable violation of law by the director;

         (b) enabled the director or an associate to receive an improper personal gain;

         (c) showed a lack of good faith and a conscious disregard for the duty of the director of the corporation under circumstances in which the director was aware that his conduct or omission created an unjustifiable risk of serious injury to the corporation;

         (d) constituted a sustained and unexcused pattern of inattention that amounted to an abdication of the director's duty to the corporation or

         (e) created liability under section 33-757 relating to unlawful distributions.

         The Depositor's Certificate of Incorporation also permits the Depositor, at the discretion of the board of directors, to indemnify any current or former director, officer, employee or agent of the corporation to the fullest extent permitted by law. Accordingly, under the Depositor's bylaws, the Depositor must, to the fullest extent permitted by applicable law, indemnify directors and officers of the Depositor against all expenses, including attorney's fees, in connection with any proceeding by reason of the fact that such person was a director or officer of the Depositor.

         Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

    (a) HSD acts as principal underwriter for the following investment companies:

         Hartford Life Insurance Company - Separate Account One
         Hartford Life Insurance Company - Separate Account Two
         Hartford Life Insurance Company - Separate Account Two (DC Variable Account I)
         Hartford Life Insurance Company - Separate Account Two (DC Variable Account II)
         Hartford Life Insurance Company - Separate Account Two (QP Variable Account)
         Hartford Life Insurance Company - Separate Account Two (Variable Account "A")
         Hartford Life Insurance Company - Separate Account Two (NQ Variable Account)
         Hartford Life Insurance Company - Separate Account Ten
         Hartford Life Insurance Company - Separate Account Three
         Hartford Life Insurance Company - Separate Account Five
         Hartford Life Insurance Company - Separate Account Seven
         Hartford Life Insurance Company - Separate Account Eleven
         Hartford Life and Annuity Insurance Company - Separate Account One Hartford Life and Annuity Insurance Company - Separate Account Ten Hartford Life and Annuity Insurance Company - Separate Account Three Hartford Life and Annuity Insurance Company - Separate Account Five Hartford Life and Annuity Insurance Company - Separate Account Six Hartford Life and Annuity Insurance Company - Separate Account Seven Hart Life Insurance Company - Separate Account One
         Hart Life Insurance Company - Separate Account Two
         American Maturity Life Insurance Company - Separate Account AMLVA American Maturity Life Insurance Company - Separate Account One Servus Life Insurance Company - Separate Account One
         Servus Life Insurance Company - Separate Account Two

    (b)  Directors and Officers of HSD

                                                Positions and Offices
              Name                                 With Underwriter
              ----                                 ----------------
         David A. Carlson                 Vice President
         Bruce W. Ferris                  Vice President
         David T. Foy                     Treasurer, Director
         George R. Jay                    Controller
         Ryan Johnson                     Vice President
         Stephen T. Joyce                 Vice President
         Thomas M. Marra                  President, Chief Executive Officer and
                                          Chairman of the Board, Director
         Christine Hayer Repasy           Senior Vice President, General Counsel and
                                          Corporate Secretary
         John C. Walters                  Executive Vice President, Director

         Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, Connecticut 06104-2999.

Item 30. Location of Accounts and Records

         All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31. Management Services

         All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32. Undertakings

    (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

    (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

    (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

    (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

         The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 30th day of August, 2002.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT TEN
    (Registrant)

By: Thomas M. Marra                                  *By: /s/ Marianne O'Doherty
    --------------------------------------------          ----------------------
Thomas M. Marra, President, Chief Executive                   Marianne O'Doherty
    Officer and Chairman of the Board*                        Attorney-in-Fact

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
    (Depositor)

*By: Thomas M. Marra
     -------------------------------------------
     Thomas M. Marra, President, Chief Executive
     Officer and Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

David T. Foy, Senior Vice President, Chief
     Financial Officer & Treasurer, Director*
Thomas M. Marra, President, Chief Executive
     Officer and Chairman of the Board, Director*
Christine Hayer Repasy, Senior Vice President,       By: /s/ Marianne O'Doherty
     General Counsel and Corporate Secretary,            ----------------------
     Director*                                               Marianne O'Doherty
John C. Walters, Executive Vice President, Director*         Attorney-in-Fact
David M. Znamierowski, Senior Vice President &
     Chief Investment Officer, Director*             Date: August 30, 2002


333-95789

                                  EXHIBIT INDEX

(9) Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

(15)     Copy of Power of Attorney.